Matthews Emerging Markets Equity Fund	September 30, 2020

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 90.6%

	Shares	Value

CHINA/HONG KONG: 33.3%
Alibaba Group Holding, Ltd.[b]	43,900	$1,611,618
Alibaba Group Holding, Ltd. ADR[b]	3,200	940,736
Tencent Holdings, Ltd.	13,600	918,590
AIA Group, Ltd.	88,000	874,729
Midea Group Co., Ltd. A Shares	52,500	562,686
Wuxi Biologics Cayman, Inc.[b,c,d]	22,500	551,431
Lepu Medical Technology Beijing Co., Ltd. A Shares	96,101	478,966
Techtronic Industries Co., Ltd.	34,000	452,054
Yum China Holdings, Inc.	8,300	439,485
Ping An Insurance Group Co. of China, Ltd. A Shares	37,000	417,702
Bilibili, Inc. ADR[b]	9,800	407,680
Anhui Conch Cement Co., Ltd. A Shares	49,000	401,455
China International Capital Corp., Ltd. H Shares[b,c,d]	119,600	278,160
China Overseas Property Holdings, Ltd.	330,000	271,748
Galaxy Entertainment Group, Ltd.	34,000	229,864
Estun Automation Co., Ltd. A Shares[b]	69,500	201,835

Total China/Hong Kong		9,038,739

INDIA: 8.6%
Reliance Industries, Ltd.	16,982	515,028
Kotak Mahindra Bank, Ltd.[b]	29,131	502,974
Colgate-Palmolive India, Ltd.	17,627	343,027
Dr. Reddy’s Laboratories, Ltd. ADR	4,900	340,844
PI Industries, Ltd.	12,420	332,250
HDFC Bank, Ltd. ADR[b]	6,000	299,760

Total India		2,333,883

SOUTH KOREA: 6.3%
NAVER Corp.	2,015	512,054
LG Household & Health Care, Ltd.	392	483,750
Macquarie Korea Infrastructure Fund	37,926	356,436
Hugel, Inc.[b]	2,250	350,652

Total South Korea		1,702,892

BRAZIL: 6.1%
Pagseguro Digital, Ltd. Class Ab	10,800	407,268
Banco BTG Pactual SA	30,400	394,352
Hapvida Participacoes e Investimentos SAc,d	29,600	327,524
Vale SA ADR	28,800	304,704
Magazine Luiza SA	14,300	227,134

Total Brazil		1,660,982

RUSSIA: 5.6%
Yandex N.V. Class Ab	8,400	548,100
LUKOIL PJSC ADR	8,500	491,138
Novatek PJSC GDR[d]	3,400	465,408

Total Russia		1,504,646

TAIWAN: 5.4%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	18,200	1,475,474

Total Taiwan		1,475,474

MEXICO: 3.4%
Prologis Property Mexico SA de CV, REIT	197,498	383,179

	Shares	Value
America Movil SAB de CV ADR	26,500	$330,985
Fresnillo PLC	12,975	200,413

Total Mexico		914,577

POLAND: 3.3%
LiveChat Software SA	21,493	505,024
Dino Polska SAb,c,d	4,761	280,069
Allegro.eu SAb,c,d	10,000	111,243

Total Poland		896,336

FRANCE: 3.3%
LVMH Moet Hennessy Louis Vuitton SE	1,344	628,862
Pernod Ricard SA	1,669	266,100

Total France		894,962

SINGAPORE: 3.0%
CapitaLand, Ltd.	234,800	469,450
Sea, Ltd. ADR[b]	2,300	354,292

Total Singapore		823,742

PHILIPPINES: 2.8%
Ayala Corp.	28,250	403,940
Wilcon Depot, Inc.	1,067,700	352,871

Total Philippines		756,811

UNITED KINGDOM: 1.6%
Avast PLC[c,d]	64,523	438,055

Total United Kingdom		438,055

ARGENTINA: 1.6%
Globant SAb	2,400	430,128

Total Argentina		430,128

INDONESIA: 1.4%
PT Bank Rakyat Indonesia Persero	1,850,000	379,536

Total Indonesia		379,536

PERU: 1.2%
Credicorp, Ltd.	2,700	334,773

Total Peru		334,773

UNITED STATES: 1.2%
STAAR Surgical Co.[b]	5,500	311,080

Total United States		311,080

ZAMBIA: 1.1%
First Quantum Minerals, Ltd.	32,900	293,285

Total Zambia		293,285

SOUTH AFRICA: 0.8%
Discovery, Ltd.	28,800	218,671

Total South Africa		218,671

matthewsasia.com | 800.789.ASIA	1

Matthews Emerging Markets Equity Fund	September 30, 2020

Schedule of Investments[a] (unaudited) (continued)

COMMON EQUITIES (continued)
	Shares	Value

VIETNAM: 0.6%
FPT Corp.	70,214	$152,654

Total Vietnam		152,654

TOTAL COMMON EQUITIES		24,561,226

(Cost $23,178,987)

PREFERRED EQUITIES: 5.1%

SOUTH KOREA: 5.1%
Samsung Electronics Co., Ltd., Pfd.	32,319	1,391,042

Total South Korea		1,391,042

TOTAL PREFERRED EQUITIES		1,391,042

(Cost $1,273,618)

TOTAL INVESTMENTS: 95.7%		25,952,268
(Cost $24,452,605)

CASH AND OTHER ASSETS,
LESS LIABILITIES: 4.3%		1,166,651

NET ASSETS: 100.0%		$27,118,919

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b	Non-income producing security.

c

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At September 30, 2020, the aggregate value is $1,986,482, which is 7.33% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

Pfd.	Preferred

REIT	Real Estate Investment Trust

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

2	MATTHEWS ASIA FUNDS